Capital and reserves (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Employee share options	₩ 724,661	₩ 724,661	₩ 724,661
Treasury shares	(1,400,188)	(1,414,953)	(1,451,864)
Subtotal	(675,527)	(690,292)	(727,203)
Other comprehensive income
Remeasurements of defined benefit liability	279,386	125,654	73,533
Subtotal	279,386	125,654	73,533
Total	₩ (396,141)	₩ (564,638)	₩ (653,670)